Segment information	12 Months Ended
Dec. 31, 2019
Segment information
Segment information
31 .	Segment information

Segment revenue and results
In the prior years, the Group has identified two major business segments, Vip.com segment and internet finance. Due to operational changes, the Group has determined it has four operating segments in the current year. Vip.com and Shan Shan Outlets have been identified as reportable segments while internet finance and offline shop operating segments were aggregated as others. Given this change in the composition of the
Group’s reportable segments, prior year segment information was restated to reflect the current reporting structure for the segments.
The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2017, 2018 and 2019:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net revenues
Vip.com	72,875,234	84,159,609	91,435,282
Shan Shan Outlets	—	—	245,817
Others	249,726	753,752	2,638,702
Inter-segment revenues (Note a)	(212,647)	(389,413)	(1,325,383)

Total net revenues	72,912,313	84,523,948	92,994,418
Income (loss) from operations
Vip.com	4,063,238	3,353,658	5,267,814
Shan Shan Outlets	—	—	6,255
Others	(366,025)	(215,459)	227,719
Unallocated expenses (Note b)	(1,006,767)	(717,086)	(728,414)

Total income from operations	2,690,446	2,421,113	4,773,374
Total other (expenses) income	(149,593)	325,962	169,431

Income before income taxes and share of loss of equity - method investees	2,540,853	2,747,075	4,942,805

Depreciation of property and equipment, net (included in the measurement of segment profit or loss):

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Total depreciation of property and equipment, net
Vip.com	714,656	715,087	771,049
Shan Shan Outlets	—	—	22,551
Others	6,184	55,203	36,768

	720,840	770,290	830,368

Note:
(a)
Inter-segment revenues mainly consist of payment processing, financing services provided by the internet finance business to Vip.com, promotion services provided by Vip.com to internet finance business and internal procurement between offline shops and Vip.com.

(b)	Unallocated expenses include share-based compensation and amortization of intangible assets resulting from assets and business acquisitions, which are not allocated to segments.

Interest income and expenses (included in the measurement of segment profit or loss):

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Interest income
Vip.com	192,052	232,494	167,550
Shan Shan Outlets	—	—	11,746
Others	4,252	36,946	54,765
Inter-segment interest income	(95,179)	(26,568)	(17,034)

	101,125	242,872	217,027

Interest expense
Vip.com	(55,821)	(103,504)	(42,424)
Shan Shan Outlets	—	—	(8,989)
Others	(121,793)	(82,808)	(51,625)
Inter-segment interest income	95,179	26,568	17,034

	(82,435)	(159,744)	(86,004)

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net income of investments accounted under the equity method
Vip.com	(22,280)	(46,999)	(25,590)
Shan Shan Outlets	—	—	52,772

	(22,280)	(46,999)	27,182

The following assets information is reviewed by the CODM:

	Year ended December 31,
	2018	2019
	RMB	RMB
Total assets
Vip.com	34,867,619	37,727,525
Shan Shan Outlets	—	5,732,260
Others	8,695,044	5,122,893

	43,562,663	48,582,678

Investments in equity - method investees
Vip.com	667,427	737,806
Shan Shan Outlets	—	2,375,146

	667,427	3,112,952

Total expenditure for additions of long-lived assets
Vip.com	3,556,067	3,260,978
Shan Shan Outlets	—	641,722
Others	37,893	374,973

	3,593,960	4,277,673

Other segment information
Product revenues relate to sales of apparel, shoes and bags and other products.
Other revenues relate to revenues from product promotion and online advertising, and commission fees charged to third-party merchants which the Group provides platform access for sales of their product, and revenues from logistic and warehouse services provided to vendors of the Group.

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Product revenues
Apparel	24,642,418	30,446,797	33,575,532
Shoes and bags	8,340,015	8,442,178	9,045,520
Cosmetics	10,607,267	11,700,310	14,645,878
Sportswear and sporting goods	4,747,077	5,699,740	7,333,523
Home goods and other lifestyle products	9,875,682	9,808,677	8,306,962
Toys, kids and baby	6,978,246	8,013,615	10,096,808
Other goods	5,980,948	7,398,958	5,717,088

	71,171,653	81,510,275	88,721,311
Other revenues	1,740,660	3,013,673	4,273,107

Total net revenues	72,912,313	84,523,948	92,994,418

Geographic information
Substantially all revenues and long-lived assets of Group are derived from and located in the PRC.